Cover Page	12 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AZEK Co Inc.
Entity Central Index Key	0001782754
Entity Tax Identification Number	90-1017663
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	1330 W Fulton Street, Suite 350
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607